Provisions	6 Months Ended
Jun. 30, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions

10	Provisions

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2017	334	1,501	1,454	469	3,758
Additions	44	1,053	172	54	1,323
Amounts utilised	(96)	(352)	(457)	(57)	(962)
Unused amounts reversed	(47)	(237)	(70)	(59)	(413)
Unwinding of discounts	—	—	—	3	3
Exchange and other movements	(10)	56	(19)	(59)	(32)
At 30 Jun 2018	225	2,021	1,080	351	3,677
Contractual commitments[1]
At 31 Dec 2017					253
Impact on transition to IFRS 9					284
Net change in expected credit loss provision					(15)
At 30 Jun 2018					522
Total provisions
At 31 Dec 2017					4,011
At 30 Jun 2018					4,199

1
The contractual commitments provision at 31 December 2017 represented IAS 37 provisions on off-balance sheet loan commitments and guarantees for which expected credit losses are provided following transition to IFRS 9 on 1 January 2018. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Reconciliation of gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees' table on page 53.

Further details of ‘Legal proceedings and regulatory matters’ are set out in Note 12. Legal proceedings include civil court, arbitration or tribunal proceedings brought against HSBC companies (whether by way of claim or counterclaim); or civil disputes that may, if not settled, result in court, arbitration or tribunal proceedings. ‘Regulatory matters’ refers to investigations, reviews and other actions carried out by, or in response to, the actions of regulators or law enforcement agencies in connection with alleged wrongdoing by HSBC.
Customer remediation refers to HSBC’s activities to compensate customers for losses or damages associated with a failure to comply with regulations or to treat customers fairly. Customer remediation is often initiated by HSBC in response to customer complaints and/or industry developments in sales practices, and is not necessarily initiated by regulatory action. Further details of customer remediation are set out in this note.
Further disclosure on ‘ECL on undrawn loan commitments and financial guarantees’ can be found in the Credit Risk section of the Overview. This provision results from the adoption of IFRS 9 and has no comparatives.
Payment protection insurance
At 30 June 2018, a provision of $842m (2017: $1,174m) related to the estimated liability for redress in respect of the possible mis-selling of payment protection insurance (‘PPI’) policies in previous years. Cumulative provisions made since the Judicial Review ruling in the first half of 2011 amount to $5.1bn, of which $4.3bn has been paid to 30 June 2018.
The estimated liability for redress is calculated on the basis of the total premiums paid by the customer plus simple interest of 8% per annum (or the rate inherent in the related loan product where higher). The basis for calculating the redress liability is the same for single premium and regular premium policies. Future estimated redress levels are based on the historically observed redress per policy.
A total of 5.4 million PPI policies have been sold since 2000, generating estimated revenues of $3.6bn. The gross written premiums on these policies were approximately $4.7bn. At 30 June 2018, the estimated total complaints expected to be received were 2.2 million, representing 41% of total policies sold. It is estimated that contact will be made with regard to 2.6 million policies, representing 49% of total policies sold. This estimate includes inbound complaints as well as the Group’s proactive contact exercise on certain policies (‘outbound contact’).
The following table details the cumulative number of complaints received to 30 June 2018 and the number of claims expected in the future:

Cumulative PPI complaints received to 30 June 2018 and future claims expected
	Footnotes	Cumulative to 30 Jun 2018	Future expected
Inbound complaints (000s of policies)	1	1,647	292
Outbound contact (000s of policies)		685	—
Response rate to outbound contact		44%	n/a
Average uphold rate per claim	2	77%	83%
Average redress per claim ($)		2,674	3,079
Complaints to the Financial Ombudsman Service (‘FOS’) (000s of policies)		159	15
Average uphold rate per FOS complaint		39%	33%

1	Excludes invalid claims for which no PPI policy exists.

2	Claims include inbound and responses to outbound contact.
A 100,000 increase/decrease in the total inbound complaints would increase/decrease the redress provision by approximately $268m.